Intangible Assets - Schedule of Intangible Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill	R 520	R 526
Technology-based assets	13	19
Total intangible assets	R 533	545
Computer software
Disclosure of detailed information about intangible assets [line items]
Amortisation rate (as a percent)	20.00%
Moab Khotsong
Disclosure of detailed information about intangible assets [line items]
Goodwill	R 0	302
Moab Khotsong | Goodwill
Disclosure of detailed information about intangible assets [line items]
Measurement period adjustment recognised for Goodwill		R 30